File No. 333-87130    CIK #1025484

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

              Van Kampen Focus Portfolios, Taxable Income Series 6
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: A. Thomas Smith III                      Attention: Mark J. Kneedy
  1 Parkview Plaza                                    111 West Monroe Street
  Oakbrook Terrace, Illinois 60181-5555               Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on December 24, 2003 pursuant to paragraph (b) of Rule 485.



                          VAN KAMPEN FOCUS PORTFOLIOS,
                             TAXABLE INCOME SERIES 6


GNMA INCOME PORTFOLIO, SERIES 1
--------------------------------------------------------------------------------

                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

   GNMA Income Portfolio, Series 1 (the "Trust") consists of mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings guaranteed by the Government National Mortgage Association. The Trust seeks to provide a high level of current income payments.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS DECEMBER 24, 2003

                              VAN KAMPEN FUNDS INC.
                                1 PARKVIEW PLAZA
                                  P.O. BOX 5555
                      OAKBROOK TERRACE, ILLINOIS 60181-5555



              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 6

                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                              AS OF OCTOBER 1, 2003

                         SPONSOR: VAN KAMPEN FUNDS INC.
            EVALUATOR: STANDARD & POOR'S SECURITIES EVALUATIONS, INC.
                    (FORMERLY KNOWN AS J.J. KENNY CO., INC.)
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                GNMA
                                                                                               INCOME
                                                                                              PORTFOLIO
                                                                                            -------------
GENERAL INFORMATION
Principal Amount (Par Value) of the securities...........................................  $   51,532,144
Number of Units..........................................................................      64,761,973
Fractional Undivided Interest in Trust per Unit..........................................    1/64,761,973
Public Offering Price:
      Aggregate Bid Price of the securities in Trust.....................................  $53,098,000.01
      Aggregate Bid Price of the securities per Unit.....................................  $       .81989
      Sales charge 4.058% (3.90% of Public Offering Price excluding principal cash) .....  $       .03292
      Principal Cash per Unit............................................................  $       .81139
      Public Offering Price per Unit (1).................................................  $       .84431
Redemption Price per Unit................................................................  $       .81139
Excess of Public Offering Price per Unit over Redemption Price per Unit..................  $       .03292
Evaluator's Annual Evaluation Fee (3)....................................................  $       11,665
SPECIAL INFORMATION

Calculation of Estimated Net Annual Interest Income:
      Estimated Annual Interest Income per Unit..........................................  $       .00013
      Less: Estimated Annual Expense.....................................................  $      -.04317
      Estimated Net Annual Interest Income per Unit......................................  $       .04330
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income...............................................  $       .04330
      Divided by 12......................................................................  $       .00361
Estimated Daily Rate of Net Interest Accrual per Unit....................................  $       .00001
Estimated Current Return Based on Public Offering Price (2)..............................            5.08%
Estimated Long-Term Return (2)...........................................................            3.86%

--------------------------------------------------------------------------------

   (1) Plus accrued interest to the date of settlement (three business days after purchase) of $.00418 for the GNMA Income Portfolio.

   (2) The Estimated Current Return and Estimated Long-Term Return are described under "Estimated Returns and Estimated Average Life" in Part II.

   (3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of securities per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

             SUMMARY OF ESSENTIAL FINANCIAL INFORMATION (CONTINUED)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of regular trading on the New York Stock Exchange (the "Exchange") on days the Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per 1,000 Units
Initial Date of Deposit..................  September 12, 2002
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per 1,000 Units
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per 1,000 Units

Record Dates.............................  10th day of each month.
Distribution Dates.......................  25th day of each month.
Trustee's Annual Fee.....................  $.91 per $1,000 principal amount of securities.




                                    PORTFOLIO

   This Trust consists of those issues listed under "Portfolio" herein, all of which are mortgage-backed securities. See "Portfolio" herein.

                              PER UNIT INFORMATION

                                                                                                            2003 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $        1.02
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        0.83
                                                                                                         -------------
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.05
                                                                                                         -------------
Distributions to Unitholders from Security redemption proceeds (average Units
   outstanding for entire period)......................................................................  $        0.23
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at
   end of period)......................................................................................  $      (0.02)
                                                                                                         -------------
Distributions of investment income by frequency of payment
      Monthly..........................................................................................  $        0.05
Units outstanding at end of period.....................................................................     65,403,127

--------------------------------------------------------------------------------

   (1) For the period from September 12, 2002 (initial date of deposit) through August 31, 2003.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 6:

   We have audited the accompanying statement of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Taxable Income Series 6 (GNMA Income Portfolio) as of August 31, 2003, and the related statement of operations and changes in net assets for the period from September 12, 2002 (initial date of deposit) through August 31, 2003. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2003 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Taxable Income Series 6 (GNMA Income Portfolio) as of August 31, 2003, and the results of operations and changes in net assets for the period from September 12, 2002 (initial date of deposit) through August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   October 10, 2003




              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 6
                             STATEMENT OF CONDITION
                                 AUGUST 31, 2003
                                                                                                               GNMA
                                                                                                              INCOME
                                                                                                             PORTFOLIO
                                                                                                            -----------
   Trust property
      Cash  ..............................................................................................  $        --
      Securities at market value, (cost $55,117,899) (note 1).............................................   53,972,214
      Accrued interest....................................................................................      253,523
      Receivable for Securities sold......................................................................           --
                                                                                                            -----------
                                                                                                            $54,225,737
                                                                                                            -----------
   Liabilities and interest to Unitholders
      Cash overdraft......................................................................................  $    90,558
      Redemptions payable.................................................................................       60,569
      Interest to Unitholders.............................................................................   54,074,610
                                                                                                            -----------
                                                                                                            $54,225,737
                                                                                                            -----------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (65,403,127 Units of fractional undivided interest outstanding)
      Cost to original investors of 68,145,344 Units (note 1).............................................  $71,801,108
         Less initial underwriting commission (note 3)....................................................    2,861,427
                                                                                                            -----------
                                                                                                             68,939,681
         Less redemption of Units (2,742,217 Units).......................................................    2,460,445
                                                                                                            -----------
                                                                                                             66,479,236
      Undistributed net investment income
         Net investment income............................................................................    2,296,335
         Less distributions to Unitholders................................................................    2,266,657
                                                                                                            -----------
                                                                                                                 29,678
      Realized gain (loss) on Security sale, redemption or principal paydown..............................     (415,597)
      Unrealized appreciation (depreciation) of Securities (note 2).......................................   (1,145,685)
      Distributions to Unitholders of Security sale or redemption proceeds................................  (10,873,022)
                                                                                                            -----------
            Net asset value to Unitholders................................................................  $54,074,610
                                                                                                            -----------
   Net asset value per Unit (Units outstanding of 65,403,127).............................................  $      0.83
                                                                                                            -----------


        The accompanying notes are an integral part of these statements.





                         GNMA INCOME PORTFOLIO, SERIES 1

                             STATEMENT OF OPERATIONS

                 PERIOD FROM SEPTEMBER 12, 2002 (INITIAL DATE OF DEPOSIT)
                            THROUGH AUGUST 31, 2003

                                                                                                               2003
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $ 2,347,434
      Expenses
         Trustee fees and expenses........................................................................       39,434
         Evaluator fees...................................................................................       11,665
         Supervisory fees.................................................................................           --
                                                                                                            -----------
            Total expenses................................................................................       51,099
                                                                                                            -----------
         Net investment income............................................................................    2,296,335
   Realized gain (loss) from Security sale or redemption
      Proceeds............................................................................................   13,343,153
      Cost................................................................................................   13,758,750
                                                                                                            -----------
         Realized gain (loss).............................................................................     (415,597)
   Net change in unrealized appreciation (depreciation) of Securities.....................................   (1,145,685)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................  $   735,053
                                                                                                            -----------


                       STATEMENT OF CHANGES IN NET ASSETS

            PERIOD FROM SEPTEMBER 12, 2002 (INITIAL DATE OF DEPOSIT)
                            THROUGH AUGUST 31, 2003

                                                                                                               2003
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $ 2,296,335
      Realized gain (loss) on Security sale, redemption or principal paydown..............................     (415,597)
      Net change in unrealized appreciation (depreciation) of Securities..................................   (1,145,685)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................      735,053
   Distributions to Unitholders from:
      Net investment income...............................................................................   (2,266,657)
      Securities sale, redemption or principal paydown proceeds...........................................  (10,873,022)
      Redemption of Units.................................................................................   (2,460,445)
                                                                                                            -----------
         Total increase (decrease)........................................................................  (14,865,071)
   Net asset value to Unitholders
      Beginning of period.................................................................................      254,540
      Additional Securities purchased from proceeds of Unit sales.........................................   68,685,141
                                                                                                            -----------
      End of period (including undistributed net investment income of $29,678)............................  $54,074,610
                                                                                                            -----------


        The accompanying notes are an integral part of these statements.



PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                       RANGE            OFFERING
AGGREGATE                                                                   INTEREST   OF STATED        PRICE TO
PRINCIPAL        NAME OF ISSUER (1)                                          COUPON    MATURITIES (3)   TRUST (2)
---------------  --------------------------------------------------------- ----------  --------------  ---------------
$   4,048,271    Government National Mortgage Association Modified
                 Pass-Through Mortgage-Backed Securities                     5.00%     2031 to 2033     $   4,215,282

   34,735,432    Government National Mortgage Association Modified
                 Pass-Through Mortgage-Backed Securities                     5.50%     2031 to 2033        34,844,884

   14,669,551    Government National Mortgage Association Modified
                 Pass-Through Mortgage-Backed Securities                     6.00%     2031 to 2033        14,912,048
=============                                                                                           =============
$  53,453,254                                                                                           $  53,972,214
=============                                                                                           =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

(1) The principal amount of securities listed as having the range of maturities shown is an aggregate of individual securities having varying ranges of maturities within that shown. They are listed as one category of securities with a single range of maturities because current market conditions accord no difference in price among the securities grouped together on the basis of the difference in their maturity ranges. At some time in the future, however, the difference in maturity ranges could affect the market value of the individual securities.




              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 6

                          NOTES TO FINANCIAL STATEMENTS

                                 AUGUST 31, 2003

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - The Securities are stated at the value determined by the Evaluator. The Evaluator may determine the value of the Securities (1) on the basis of current bid prices of the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by the Trust, (2) on the basis of bid prices for comparable Securities, (3) by determining the value of the Securities by appraisal or (4) by any combination of the above.

   Security Cost - The original cost to the Trust was based on the determination by the Evaluator of the offering prices of the Securities on the initial date of deposit (September 12, 2002). Since the valuation is based upon the bid prices, the Trust recognized a downward adjustment of $56,964 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the Trust for the period ended August 31, 2003.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in the Trust based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the securities in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Distributions to Unitholders - Income distributions to Unitholders are made on the 25th day of each month to Unitholders of record on the 10th day of each month. Distributions of investment income and principal to Unitholders are presented on a cash basis as reported by the Trustee. Accordingly, no adjustments are made to reflect the amortization of premium or discount. Principal distributions represent a taxable return of capital to Unitholders.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 2003 is as follows:

   Unrealized Appreciation         $        38
   Unrealized Depreciation          (1,145,723)
                                   -----------
                                   $(1,145,685)
                                   ===========

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the securities in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the securities per Unit on the date of an investor's purchase, plus a sales charge of 3.9% of the Public Offering Price which is equivalent to 4.058% of the aggregate offering price of the securities. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the securities per Unit on the date of an investor's purchase plus a sales charge of 3.9% of the Public Offering Price which is equivalent to 4.058% of the aggregate bid price of the securities.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per 1,000 Units, not to exceed the aggregate cost of the Supervisor for providing such services to the Trust). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   During the period from September 12, 2002 (initial date of deposit) through August 31, 2003, 2,742,217 Units were presented for redemption.




                                                                         TISPRO6




                                   VAN KAMPEN
                                   INVESTMENTS

                              GNMA INCOME PORTFOLIO

--------------------------------------------------------------------------------

   The GNMA Income Portfolio invests in a portfolio of mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings guaranteed by the Government National Mortgage Association. The Trust seeks to provide a high level of current income payments. The Trust is a unit investment trust included in the Van Kampen Unit Trusts, Taxable Income Series or Van Kampen Focus Portfolios, Taxable Income Series set forth in Prospectus Part I.

                               PROSPECTUS PART II

                                  DECEMBER 2003

                       This prospectus contains two parts.

 No one may use this Prospectus Part II unless accompanied by Prospectus Part I.

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Trust Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




THE TRUST
--------------------------------------------------------------------------------

     GENERAL. Your Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Initial Date of Deposit among Van Kampen Funds Inc., as Sponsor, J.J. Kenny & Co., Inc., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee.

   Your Trust may be an appropriate medium for investors who desire to participate in a portfolio of mortgage-backed securities with greater diversification than they might be able to acquire individually. Diversification of the Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of your Trust's portfolio, see "Portfolio" in Prospectus Part I. In addition, securities of the type initially deposited in the portfolio of the Trust are often not available in small amounts.

   On the Initial Date of Deposit, the Sponsor deposited securities with the Trustee. The securities initially consisted of delivery statements relating to contracts for their purchase and cash, cash equivalents and/or irrevocable letters of credit issued by a financial institution. Thereafter, the Trustee, in exchange for the securities, delivered to the Sponsor evidence of ownership of the Units. Unless otherwise terminated as provided herein, the Trust Agreement will terminate at the end of the calender year prior to the fiftieth anniversary of its execution.

   Additional Units of your Trust may be issued at any time by depositing in the Trust (i) additional securities, (ii) contracts to purchase securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional securities. As additional Units are issued by the Trust, the aggregate value of the securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the principal amounts of securities of specified interest rates and ranges of maturities that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the deposit and the purchase of the securities and because the Trust will pay the associated brokerage and acquisition costs.

   Each Unit initially offered represents a fractional undivided interest in the principal and net income of the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each Unit will increase, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed by Unitholders or until the termination of the Trust Agreement.

   OBJECTIVE AND SECURITIES SELECTION. The Trust seeks to provide monthly distributions of interest and principal by investing in a portfolio consisting of fixed-rate mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings guaranteed by the Government National Mortgage Association (known as "Ginnie Mae"). The Sponsor generally considered the following factors, among others, in selecting the securities:

     o    the types of Ginnie Mae securities available,

     o the prices and yields of the securities relative to other comparable securities, including the extent to which the securities were trading at a premium or discount from their principal value, and

     o    the maturities of the securities.

   There is, of course, no guarantee that your Trust will achieve its objective. The Trust may be an appropriate investment vehicle for investors who desire to participate in a portfolio of mortgage-backed securities with greater diversification than they might be able to acquire individually. You should not consider this investment if you are uncomfortable with the risks of an unmanaged investment in mortgage-backed securities or want capital appreciation.

   GINNIE MAE SECURITIES. The Trust invests exclusively in Ginnie Mae securities. These securities are backed by mortgage loans. These securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. Individual loans are pooled together by Ginnie Mae-approved issuers for sale to investors. Commonly referred to as "pass-through" certificates, these securities entitle an investor to an undivided interest in the underlying mortgage loan pool. The investor receives a proportionate share of the interest (reduced by servicing and guaranty fees) and principal on the underlying mortgage loans.

   Payments on Ginnie Mae securities to investors occur monthly. These payments are called "modified pass-through" payments because, through Ginnie Mae's mortgage-backed securities program, money is passed from the borrower through to the investors in the Ginnie Mae securities. It is "modified" because if the amount collected from the borrowers is less than the amount due, the issuer modifies the pass-through to add on an amount from its corporate funds to make the payment complete.

   Each group of Ginnie Mae securities shown in the "Portfolio" in Prospectus
Part I under a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within each range. Each group of securities is shown as one category because current market conditions generally accord no difference in price among the individual Ginnie Mae securities within each group on the basis of the difference in the maturity dates of each security. As long as this market condition prevails, a purchase of Ginnie Mae securities with the same coupon rate and a maturity date within the related range will be considered an acquisition of the same security. In the future, however, the difference in maturity ranges could affect the market value of the individual Ginnie Mae securities. If this happens, any additional purchases by your Trust will take into account the maturities of the individual securities.

   The Government National Mortgage Association, known as Ginnie Mae, was created in 1968 as a wholly owned corporation within the Department of Housing and Urban Development. Through its mortgage-backed securities program, Ginnie Mae seeks to increase the liquidity and efficiency of mortgage loan funding, making more capital available to low and moderate-income homeowners at competitive interest rates.

   The primary function of Ginnie Mae is to operate its mortgage-backed securities (MBS) program. Ginnie Mae helps to ensure mortgage funds are available throughout the United States including in rural and urban areas in which it has been harder to borrow money to buy a home. Ginnie Mae securities are issued by Ginnie Mae-approved private institutions. The mortgages are insured by the Federal Housing Administration, or by the Rural Housing Service, or they are guaranteed by the Department of Veterans Affairs.

   Because of the Ginnie Mae guaranty, investors in Ginnie Mae securities are assured timely payments of scheduled principal and interest due on the pooled mortgages that back their securities. The payments also include any prepayments and early recoveries of principal on the pooled mortgages. These payments are guaranteed even if borrowers or issuers default on their obligation. If the issuer fails to make the payment, Ginnie Mae will make the payment to the investor. Neither Ginnie Mae nor the U.S. government guarantees or insures (1) the market value or yields of Ginnie Mae securities, (2) the Trust or (3) the Units of the Trust in any way.

   RISK FACTORS. All investments involve risk. This section describes the main risks that can impact the value of the securities in your portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. No one can guarantee that your Trust will achieve its objective or that your investment return will be positive over any period.

   Market risk is the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price or below the principal value. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though the Supervisor supervises your portfolio, you should remember that your portfolio is not managed. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest rate risk is the risk that the value of securities will fall if interest rates increase. The securities in your Trust typically fall in value when interest rates rise and rise in value when interest rates fall. Securities with longer periods before maturity are often more sensitive to interest rate changes.

   Credit risk is the risk that a security's issuer is unable to meet its obligation to pay principal or interest on the security. While interest and principal payments on Ginnie Mae securities are backed by the full faith and credit of the U.S. government, the Trust and the Units are not guaranteed or insured by the U.S. government or any government agency. In addition, neither the U.S. government nor Ginnie Mae guarantees the market value or yield on Ginnie Mae securities.

   Prepayment risk is the chance that borrowers prepay their mortgage loans earlier than expected. This reduces the Trust's life and future interest income. Any payment of mortgage debt before it is due is called "prepayment". Most mortgage loans may be prepaid at any time by the borrower without penalty. Each mortgage-backed security payment includes a return of principal as well as interest. Prepayments of the entire mortgage occur when borrowers refinance or sell their homes. They may refinance to consolidate debts or take advantage of lower interest rate mortgages. As interest rates have decreased in recent years, the rate of refinancings has increased significantly, thereby increasing the prepayment risk of mortgage-backed securities. Extra monthly principal payments made near the Trust's inception may significantly reduce the interest amount paid by the borrower to the lender and, therefore, the future amount received by the Trust.

   Your Trust will distribute prepayments of principal to you but your future interest distributions will fall as a result of the prepaid principal. You also might not be able to reinvest this principal at as high a yield. This means that you could receive less than the amount you paid for your Units. If enough principal is prepaid on the securities in your Trust, your Trust could terminate significantly earlier than expected.

   Concentration risk is the risk that your Trust is less diversified because it concentrates in a particular type of security. When a certain type of security makes up 25% or more of the Trust, the Trust is considered to be "concentrated" in that security type. Your portfolio concentrates in mortgage-backed securities. You should understand these securities before you invest.

     o These securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. Individual loans are "pooled" together for sale to investors. As the underlying loans are paid off, investors receive principal and interest payments.

     o The securities represent a pool of loans that pay a fixed rate of interest over the life of the loan.

     o The value of fixed-rate securities generally falls when interest rates rise.

     o Individual loans may be paid off early for various reasons, such as a sale of the home, foreclosure on the mortgage, or a home owner's desire to pay off the loan early to refinance the existing loan or reduce debt. This involves "prepayment risk" discussed above.

     These securities are described in more detail in the previous section titled "Ginnie Mae securities." Reduced diversification risk is the risk that your Trust will become smaller and less diversified as securities or their underlying mortgage loans are sold, are prepaid or mature. This could increase your risk of loss and increase your share of Trust expenses.

   Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security because these securities generally trade in the over-the-counter market (they are not listed on a securities exchange).

   Litigation and legislation risk is the risk that future litigation or legislation could affect the value of your Trust. Litigation could challenge an issuer's authority to issue or make payments on securities.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ESTIMATED RETURNS AND
ESTIMATED AVERAGE LIFE
--------------------------------------------------------------------------------

   The Estimated Current Returns and the Estimated Long-Term Returns as of the date of the "Summary of Essential Financial Information" in Prospectus Part I are set forth therein. These figures are estimates and are designed to be comparative rather than predictive. No one can predict your actual return, which will vary with Unit price, the prepayment of principal on the mortgages underlying the securities, purchases and sales of securities, how long you hold your investment and with changes in the portfolio, interest income and expenses. In addition, neither rate reflects the true return you will receive, which will be lower for various reasons, including, but not limited to, the effect of certain delays in distributions. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of your Trust and with the principal prepayment, purchase, maturity or sale of securities. The Public Offering Price will vary with changes in the price of the securities. Accordingly, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of the securities and (2) takes into account the expenses and sales charge associated with Units. Unlike Estimated Current Return, Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the securities in your Trust. Since the value and estimated retirements of the securities and the expenses of your Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only net annual interest income and Public Offering Price.

   In order to calculate estimated returns of your Trust and the estimated average life of the securities, an estimated prepayment rate for the remaining term of the Trust's mortgage pool must be determined. Each of the primary market makers in Ginnie Mae securities uses sophisticated computer models to determine the estimated prepayment rate. These computer models take into account a number of factors and assumptions including: actual prepayment data reported by Ginnie Mae for recent periods on a particular pool, the impact of aging on the prepayment of mortgage pools, the current interest rate environment, the coupon, the housing environment, historical trends on Ginnie Mae securities as a group, geographical factors and general economic trends. In determining the estimated average life of the securities in your Trust, the Sponsor has relied upon the median of the estimated prepayment rates determined by primary market makers. No one can be certain that this estimate will prove accurate or whether the estimated prepayment rates determined by other primary market makers would have provided a better estimate. Any difference between the estimate used and the actual prepayment rate will affect the Estimated Long-Term Return of your Trust.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid price of the securities, the sales charge, cash in the Income and Principal Accounts and accrued interest. The total sales charge is equal to 3.90% of the Public Offering Price per Unit (4.058% of the aggregate bid price of the Securities). The minimum purchase is 1000 Units (250 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

     REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your broker-dealer of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge.

     Fee Accounts. A portion of the sales charge is waived for certain accounts described in this paragraph. Purchases by these accounts are subject only to the portion of the sales charge that is retained by the Sponsor. Please refer to the section called "Fee Accounts" for additional information on these purchases. Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed ("Fee Accounts"). The Sponsor reserves the right to limit or deny purchases of Units described in this paragraph by investors or selling firms whose frequent trading activity is determined to be detrimental to a Trust.

     Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part I in accordance with fluctuations in the prices of the securities. The price of Units on the Initial Date of Deposit was determined by adding the applicable sales charge to the aggregate offering price of the securities and dividing the sum by the number of Units outstanding. This price determination was made on the basis of an evaluation of the securities prepared by the Evaluator. The Evaluator will value the securities based on the aggregate bid price of the securities as of the Evaluation Time on days the New York Stock Exchange is open for business and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received at or prior to the Evaluation Time on each such day. The "Evaluation Time" is the close of trading on the New York Stock Exchange on each day that the Exchange is open for trading. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. For secondary market purposes, the computation of the price of securities may be made by the Evaluator as of the Evaluation Time for each day on which any Unit is tendered for redemption and as necessary.

   The aggregate price of the securities is determined on the basis of bid prices (a) on the basis of current market prices obtained from dealers or brokers who customarily deal in securities comparable to those held by your Trust; (b) if these prices are not available, on the basis of current market prices for comparable securities; (c) by causing the value of the securities to be determined by others engaged in the practice of evaluation, quoting or appraising comparable securities; or (d) by any combination of the above. Market prices of the securities will generally fluctuate with changes in market interest rates.

   A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   ACCRUED INTEREST. Accrued interest is an accumulation of unpaid interest on the securities which generally is paid monthly, although your Trust accrues interest daily. Because of this, your Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling after the First Settlement Date, the proportionate share of accrued interest to the settlement date is added to the Public Offering Price of Units. Unitholders will receive the amount of accrued interest paid on their Units on the next distribution date. In an effort to reduce the accrued interest which would have to be paid by Unitholders, the Trustee will advance the amount of accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the accrued interest added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account after the First Settlement Date. Accrued interest at any point in time will be greater than the amount of interest actually received by your Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by broker-dealers and others at the Public Offering Price, plus accrued interest. The Sponsor intends to qualify Units for sale in a number of states. The Sponsor will sell Units to broker-dealers and selling agents at the Public Offering Price less a concession or agency commission equal to 2.75% of the Public Offering Price per Unit.

   Certain commercial banks may be making Units available to their customers on an agency basis. A portion of the sales charge paid by these customers (equal to the agency commission referred to above) is retained by or remitted to the banks. Any discount provided to investors will be borne by the selling dealer or agent. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR COMPENSATION. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling broker-dealer or agent.

   In addition, the Sponsor will realize a profit or loss, as a result of the difference between the price paid for the securities by the Sponsor and the cost of the securities to the Trust. The Sponsor may also realize profits or losses with respect to securities which were acquired by the Sponsor from underwriting syndicates of which an affiliate was a member. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates from which the securities were acquired. The Sponsor may further realize profit or loss during the initial offering period as a result of possible fluctuations in the market value of the securities since all proceeds received from purchasers of Units (excluding dealer concessions or agency commissions allowed, if any) will be retained by the Sponsor. The Sponsor will also realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold in connection with maintaining a secondary market for Units and will also realize profits or losses resulting from a redemption of repurchased Units at a price above or below the purchase price.

   Broker-dealers, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of such firms may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such firms that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying firms for certain services or activities which are primarily intended to result in sales of Units. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. Approximately every eighteen months the Sponsor holds a business seminar which is open to certain broker-dealers that sell units of trusts it sponsors. The Sponsor pays substantially all costs associated with the seminar, excluding travel costs. Each firm may be invited to send a certain number of representatives based on the gross number of units such firm underwrites during a designated time period.

   MARKET FOR UNITS. Although not obligated to do so, the Sponsor intends to maintain a market for Units and offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid prices of the securities plus accrued interest and any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of your Trust and less any accrued Trust expenses. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at these prices. If a market is not maintained and the Unitholder cannot find another purchaser, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in any price in excess of the Redemption Price and, if so, the amount thereof. The Trustee will notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which the Units would otherwise have been redeemed by the Trustee.

FEE ACCOUNTS
--------------------------------------------------------------------------------

   Units may be available for purchase by investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed. You should consult your financial professional to determine whether you can benefit from these accounts. These purchases are subject only to the portion of the sales charge that is retained by the Sponsor, Van Kampen Funds Inc.

   You should consult the "Public Offering--General" section for specific information on this and other sales charge discounts. That section governs the calculation of all sales charge discounts. The Sponsor reserves the right to limit or deny purchases of Units in fee accounts by investors or selling firms whose frequent trading activity is determined to be detrimental to the Trust.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS OF INTEREST AND PRINCIPAL. Interest distributions will be made monthly as described below. Principal received by the Trust will be distributed monthly. The Record and Distribution Dates are set forth under "Summary of Essential Financial Information" in Prospectus Part I. In addition, the Trust will generally make required distributions at the end of each year because it is structured as a "regulated investment company" for federal tax purposes.

   Interest received by the Trust, including that part of the proceeds of any disposition of securities which represents accrued interest, is credited by the Trustee to the Interest Account. Other receipts are credited to the Principal Account. After deduction of amounts sufficient to reimburse the Trustee, without interest, for any amounts advanced and paid to the Sponsor as the Unitholder of record as of the First Settlement Date, interest and principal will be distributed on each Distribution Date to Unitholders of record as of the preceding Record Date. All distributions will be net of estimated expenses. The Trustee is not required to pay interest on funds held in the Principal or Interest Account (but may itself earn interest thereon and therefore benefits from the use of these funds).

   Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a Record Date. In an effort to minimize fluctuations in interest distributions, the Trustee will estimate the annual interest scheduled to be received on the Securities and will pay a pro rata portion of this amount to Unitholders in connection with monthly interest distributions. The Trustee is also authorized to advance amounts necessary to minimize fluctuations in interest distributions. The Trustee is reimbursed for these advances from funds in the Interest Account. Due to the nature of Ginnie Mae securities, interest distributions will continue to fluctuate, however, this procedure attempts to minimize such fluctuations. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase.

   REINVESTMENT OPTION. Unitholders may elect to have distributions on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives that differ from those of your Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and the procedures to follow to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor.

   After becoming a participant in a reinvestment plan, each Trust distribution will automatically be applied on the applicable Distribution Date to purchase shares of the applicable Reinvestment Fund at a net asset value computed on such date. Unitholders with an existing Planned Reinvestment Option (PRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new PRO account which allows purchases of Reinvestment Fund shares at net asset value. Confirmations of all reinvestments will be mailed to the Unitholder by the Reinvestment Fund. A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing at least five days before the next Distribution Date. Each Reinvestment Fund, its sponsor and investment adviser have the right to terminate its reinvestment plan at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee, at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286, of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, such as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. Redemption of Units cannot occur until certificates representing the Units or satisfactory indemnity have been received by the Trustee. No later than seven calendar days following satisfactory tender, the Unitholder will receive an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of the tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time on days of trading on the New York Stock Exchange, the date of tender is the next day on which that Exchange is open and the Units will be deemed to have been tendered to the Trustee on that day for redemption at the Redemption Price. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Under Internal Revenue Service regulations, the Trustee is required to withhold a specified percentage of a Unit redemption if the Trustee has not received the Unitholder's tax identification number as required by such regulations. Any amount withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, at any time a Unitholder elects to tender Units for redemption, the Unitholder should provide a tax identification number to the Trustee in order to avoid this possible "back-up withholding".

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the securities as of the Evaluation Time on days of trading on the New York Stock Exchange on the date any such determination is made. The Evaluator determines the Redemption Price per Unit on days Units are tendered for redemption. The Redemption Price per Unit is the pro rata share of each Unit on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the securities based on the bid prices of the securities, (iii) accrued interest, less (a) amounts representing taxes or other governmental charges and (b) the accrued Trust expenses. The Evaluator may determine the value of the securities by employing any of the methods set forth in "Public Offering--Offering Price". Accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts will be withdrawn from the Principal Account. Units so redeemed shall be canceled.

   The price at which Units may be redeemed could be less than the price paid by the Unitholder and may be less than the par value of the securities represented by the Units redeemed. The Trustee may sell securities to cover redemptions. When securities are sold, the size and diversity of your Trust will be reduced. Sales may be required at a time when securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the securities is not reasonably practicable, or for other periods as the SEC may by order permit. Under certain extreme circumstances the Sponsor may apply to the SEC for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units.

   EXCHANGE OPTION. When you redeem Units of your Trust or when your Trust terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation and surrender of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, or certificate transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guaranty program accepted by the Trustee. The Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof. Although no such charge is now made, the Trustee may require a Unitholder to pay a reasonable fee for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of interest, principal and other receipts received for each distribution. For as long as the Sponsor deems it to be in the best interest of Unitholders, the accounts of your Trust will be audited annually by independent certified public accountants and the report of the accountants will be furnished to Unitholders upon request. Within a reasonable period of time after the end of each year, the Trustee will furnish to each person who was a registered Unitholder during that year a statement describing the interest and principal received on the securities, actual Trust distributions, Trust expenses, a list of the securities and other Trust information. Unitholders will be furnished the Evaluator's evaluations of the securities upon request to the Trustee. If you have questions regarding your account or your Trust, please contact your financial adviser or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of your Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley. The Sponsor has its principal offices at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2002, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor. If we fail to or cannot perform our duties under the trust agreement or become bankrupt, the Trustee may appoint a new sponsor, continue to operate your Trust without a sponsor, or terminate your Trust and distribute the liquidation proceeds.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone
(800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PORTFOLIO ADMINISTRATION. Your Trust is not a managed fund and, except as provided in the Trust Agreement, securities generally will not be sold or replaced. The Sponsor may, however, direct that securities be sold in certain limited situations to protect your Trust based on advice from the Supervisor. These situations may include default in interest or principal payments on the securities or other obligations of an issuer, an advanced refunding or institution of certain legal proceedings. In addition, the Trustee may sell securities designated by the Supervisor for purposes of redeeming Units or payment of expenses. The Supervisor will consider a variety of factors in designating securities to be sold including interest rates, market value and marketability. Except in limited circumstances, the Trustee must reject any offer by an issuer to issue securities in exchange or substitution for the securities. The Trustee will promptly notify Unitholders of any exchange or substitution. The Sponsor may also instruct the Trustee to take action necessary to ensure that the Trust continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Trust. The Information Supplement contains a more detailed description of circumstances in which securities may be sold or replaced. See "Additional Information".

   REPLACEMENT SECURITIES. No assurance can be given that the Trust will retain its present size or composition because securities may be sold or mature and principal will be paid and pre-paid from time to time and the proceeds will be distributed to Unitholders and will not be reinvested. In the event of a failure to deliver any security that has been purchased under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Replacement Securities") to make up the original portfolio of the Trust. Replacement Securities must be purchased within 20 days after delivery of the notice of the failed contract and the purchase price (exclusive of accrued interest) may not exceed the amount of funds reserved for the purchase of the Failed Securities. The Replacement Securities must (i) be mortgage-backed securities of the modified pass-through type issued by the Government National Mortgage Association which maintain as far as practicable the original percentage relationship between the principal amounts of Securities of specified interest rates and ranges of maturity in the Trust, and (ii) not be "when, as and if issued" obligations or restricted securities. The Trustee shall notify all Unitholders of the Trust within five days after the acquisition of a Replacement Security and shall make a pro rata distribution of the amount, if any, by which the cost of the Failed Security exceeded the cost of the Replacement Security plus accrued interest. If Failed Securities are not replaced, the Sponsor will refund the sales charge attributable to the Failed Securities to all Unitholders of the Trust and will instruct the Trustee to distribute the principal and accrued interest (at the coupon rate of the Failed Securities to the date of removal from the Trust) attributable to the Failed Securities within 30 days after removal. If Failed Securities are not replaced, the Estimated Net Annual Interest Income per Unit would be reduced and the Estimated Current Return and Estimated Long-Term Return might be lowered. Unitholders may not be able to reinvest their proceeds in other securities at a yield equal to or in excess of the yield of the Failed Securities.

   AMENDMENT OF TRUST AGREEMENT. The Sponsor and the Trustee may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or to permit the acquisition of securities in addition to or in substitution for any of the securities initially deposited in the Trust, except in limited cases. The Trustee will notify Unitholders of any amendment.

   TERMINATION OF TRUST AGREEMENT. The Trust will terminate upon the maturity, prepayment, sale or other disposition of the last security held in the Trust. The Trust may also be terminated at any time by consent of Unitholders of 66 2/3% of the Units then outstanding or by the Trustee when the value of the Trust is less than 40% of the principal amount of Securities at the time of deposit. The Trustee will notify each Unitholder of any termination within a reasonable time and will then liquidate any remaining securities. The sale of securities upon termination may result in a lower amount than might otherwise be realized if the sale was not required at that time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of securities per Unit or value at the time of purchase. The Trustee will distribute to each Unitholder his share of the balance of the Interest and Principal Accounts after deduction of costs, expenses or indemnities. The Unitholder will receive a final distribution statement with this distribution. When the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will distribute these amounts to Unitholders. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATION ON LIABILITIES. The Sponsor, Supervisor, Evaluator and Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or governmental charges imposed on the securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee and Sponsor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment.

FEDERAL TAX STATUS
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income tax.

   DISTRIBUTIONS. Trust distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. However, under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income dividends paid by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed below), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Trust will provide notice to Unitholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your portfolio is not affected by whether you reinvest your distributions or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Units that are attributable to dividends received by the Trust from certain domestic corporations may be designated by the Trust as being eligible for the dividends received deduction.

   IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   TAXATION OF CAPITAL GAINS AND LOSSES. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by the reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   DEDUCTIBILITY OF TRUST EXPENSES. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   FOREIGN TAX CREDIT. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

EXPENSES
--------------------------------------------------------------------------------

   GENERAL. The Trustee will periodically deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust. The Trustee also may withdraw from these Accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate Accounts.

   SPONSOR, SUPERVISOR, EVALUATOR AND TRUSTEE. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee indicated under "Summary of Essential Financial Information" in Prospectus Part I for providing administrative services and for providing portfolio supervisory services for the Trust. These fees may exceed the actual costs of providing these services for the Trust but the total amount received for providing these services to all Van Kampen unit investment trusts will not exceed the total cost of providing the services in any calendar year. The Evaluator will receive the annual evaluation fee indicated under "Summary of Essential Financial Information" in Prospectus Part I for evaluating the Trust's portfolio. For its services the Trustee will receive the fee indicated under "Summary of Essential Financial Information" in Prospectus Part I. Part of the Trustee's compensation for its services is expected to result from the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions since these Accounts are non-interest bearing to Unitholders. These fees are based on the outstanding principal amount of securities and Units on the Initial Date of Deposit and each month thereafter for the first year and as of the close of business on January 1 for each year thereafter.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part, (f) any special custodial fees payable in connection with the sale of any of the securities in the Trust, (g) expenditures incurred in contacting Unitholders upon termination of the Trust and (h) costs incurred to reimburse the Trustee for advancing funds to the Trust to meet scheduled distributions (which costs may be adjusted periodically in response to fluctuations in short-term interest rates). The Trust will pay the costs associated with updating its registration statement each year. The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of the Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell securities to pay such amounts.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by your Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by this reference, includes more detailed information concerning the securities in your Trust, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL MATTERS. The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The financial statements and the related portfolio included herein have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report herein, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.



  o CONTENTS OF PROSPECTUS PART II

    The Trust.......................................A-2
    Estimated Returns and Estimated Average Life....A-4
    Public Offering.................................A-5
    Fee Accounts....................................A-8
    Rights of Unitholders...........................A-8
    Trust Administration...........................A-10
    Federal Tax Status.............................A-12
    Expenses.......................................A-14
    Additional Information.........................A-14
    Other Matters..................................A-15

  o DAILY PRICES
    (1)  Call our 24-Hour Pricing Line
         (800) 953-6785
    (1) Visit our Unit Truts Internet Pricing Page http://www.vankampen.com

  o ACCOUNT QUESTIONS
    (1)  Contact the Trustee

         (800) 221-7668

  o LEARNING MORE ABOUT UNIT TRUSTS
    (1)  Contact Van KampeN
         (630) 684-6000
    (1) Visit our Unit Truts Internet Product Page http://www.vankampen.com

  o ADDITIONAL INFORMATION
    You may obtain an Information Supplement that provides more details about your trust and its policies.
    (1) Visit the SEC Internet Site
         http://www.sec.gov
    (1)  Contact the Trustee
         (800) 221-7668


                                                                       TISPRO6-2






                                   VAN KAMPEN
                                   INVESTMENTS

                               Prospectus Part II

                                  December 2003

                              GNMA INCOME PORTFOLIO
                              VAN KAMPEN FUNDS INC.





                                   VAN KAMPEN
                                   INVESTMENTS

                             INFORMATION SUPPLEMENT

                              GNMA INCOME PORTFOLIO

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the prospectus for the Trust. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference), does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. All capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                                         PAGE

   Ginnie Mae Securities...............................................    2
   Risk Factors........................................................    4
   Portfolio Administration............................................    5
   Sponsor Information.................................................    6
   Trustee Information.................................................    6
   Termination of the Trust Agreement..................................    7


                              GINNIE MAE SECURITIES

    The Ginnie Mae securities included in the Trust are backed by the indebtedness secured by underlying mortgage pools of up to 30 year mortgages on 1- to 4-family dwellings. The securities are often referred to simply as "Ginnie Maes." The pool of mortgages which is to underlie a particular new issue of Ginnie Mae securities is assembled by the proposed issuer of such Ginnie Mae securities. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, Ginnie Mae imposes its own criteria on the eligibility of issuers, including a net worth requirement.

    The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party, such as another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured"), or Title V of the Housing Act of 1949 ("FMHA Insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which Ginnie Mae issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of Ginnie Mae. All mortgages in the pools backing the Ginnie Mae securities contained in the Trust are mortgages on 1- to 4-family dwellings (having a stated maturity of up to 30 years for securities in the Trust but an estimated average life of considerably less. In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate on the unpaid balance.

    To obtain Ginnie Mae approval of a new pool of mortgages, the issuer will file with Ginnie Mae an application containing information concerning itself, describing generally the pooled mortgages, and requesting that Ginnie Mae approve the issue and issue its commitment (subject to Ginnie Mae's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Mae securities to be issued by the issuer. If the application is in order, Ginnie Mae will issue its commitment and will assign a Ginnie Mae pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to Ginnie Mae pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between Ginnie Mae and the issuer), the issuance of the Ginnie Mae securities is permitted. When the Ginnie Mae securities are issued, Ginnie Mae will endorse its guarantee thereon. The aggregate principal amount of Ginnie Mae securities issued will be equal to the then aggregate unpaid principal balances of the pooled mortgages. The interest rate borne by the Ginnie Mae securities is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as Ginnie Mae's guaranty fee.

    Ginnie Mae IIs consist of jumbo pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the Ginnie Mae security, which is allowed for servicing and custodial fees as well as the Ginnie Mae's guaranty fee. The major advantage of Ginnie Mae IIs lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

    All of the Ginnie Mae securities in the Trust, including the Ginnie Mae IIs, are of the "fully modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Trust) of their pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers, including, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Mae securities, whether or not the interest on the underlying mortgages has been collected by the issuers.

    The Ginnie Mae securities in the Trust are guaranteed as to timely payment of principal and interest by Ginnie Mae. Funds received by the issuers on account of the mortgages backing the Ginnie Mae securities in the Trust are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Mae securities but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and Ginnie Mae require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, Ginnie Mae will do so.

    Ginnie Mae is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of and interest on securities which are based on or backed by a Trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." ANY STATEMENT THAT A PARTICULAR SECURITY IS BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES IS BASED UPON THE OPINION OF AN ASSISTANT ATTORNEY GENERAL OF THE UNITED STATES AND SHOULD BE SO CONSTRUED. Ginnie Mae is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

    Ginnie Mae securities are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Mae securities do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against Ginnie Mae. Holders of Ginnie Mae securities (such as the Trust) have no security interest in or lien on the underlying mortgages.

    The Ginnie Mae guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Mae securities in the Trust and not to the Units offered hereby.

    Monthly payments of principal will be made, and additional prepayments of principal may be made, to each Trust in respect of the mortgages underlying the Ginnie Mae securities in the Trust. All of the mortgages in the pools relating to the Ginnie Mae securities in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Mae securities have a stated maturity of up to 30 years for the Trust, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures, is considerably less.

    In the mid-1970's, published yield tables for Ginnie Mae securities utilized a 12- year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid-1950's to the mid-1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. THE ASSUMPTION IS NO LONGER AN ACCURATE MEASURE OF THE AVERAGE LIFE OF GINNIE MAE SECURITIES OR THEIR UNDERLYING SINGLE FAMILY MORTGAGE POOLS. RECENTLY IT HAS BEEN OBSERVED THAT MORTGAGES ISSUED AT HIGH INTEREST RATES HAVE EXPERIENCED ACCELERATED PREPAYMENT RATES WHICH WOULD INDICATE A SIGNIFICANTLY SHORTER AVERAGE LIFE THAN 12 YEARS. TODAY, RESEARCH ANALYSTS USE COMPLEX FORMULAE TO SCRUTINIZE THE PREPAYMENTS OF MORTGAGE POOLS IN AN ATTEMPT TO PREDICT MORE ACCURATELY THE AVERAGE LIFE OF GINNIE MAE SECURITIES.

    A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Mae securities in the Trust. For example, Ginnie Mae securities issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimates or experience of the FHA, other mortgage lenders, dealers or market makers or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Mae securities in the Trust. The termination of the Trust might be accelerated as a result of prepayments made as described herein.

                                  RISK FACTORS

    An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the underlying securities and hence of the Units will decline with increases in interest rates. The value of the underlying securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. For example, the high inflation during certain periods, together with the fiscal measures adopted to attempt to deal with it, has resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long-term debt obligations generally. The sponsor cannot predict whether such fluctuations will continue in the future.

    The portfolio of the Trust consists of Ginnie Mae securities (or contracts to purchase Ginnie Mae securities) fully guaranteed as to payments of principal and interest by Ginnie Mae. Each group of Ginnie Mae securities described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within each range set forth under "Portfolio" in the prospectus. Current market conditions accord little or no difference in price among individual Ginnie Mae securities with the same coupon within certain ranges of stated maturity dates on the basis of the difference in the maturity dates of each Ginnie Mae security. A purchase of Ginnie Mae securities with the same coupon rate and maturity date within such range will be considered an acquisition of the same security for additional deposits. In the future, however, the difference in maturity ranges could affect market value of the individual Ginnie Mae securities. At such time, any additional purchases by the Trust will take into account the maturities of the individual securities.

    The Trust may contain securities which were acquired at a market discount. Such securities trade at less than par value because the interest coupons thereon are lower than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Ginnie Mae securities purchased at a market discount will increase in value faster than Ginnie Mae securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Mae securities purchased at a market discount will decrease faster than Ginnie Mae securities purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Mae securities and the prepayment benefit for lower yielding, discount Ginnie Mae securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the securities. The Trust may contain securities which were acquired at a market premium. Such securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue.

    The mortgages underlying a Ginnie Mae security may be prepaid at any time without penalty. A lower or higher current return on Units may occur depending on a variety of factors such as whether the price at which the respective Ginnie Mae securities were acquired by the Trust is lower or higher than par. During periods of declining interest rates, prepayments of Ginnie Mae securities may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, principal will be distributed to Unitholders who cannot reinvest such principal distributions in other securities at an attractive yield.

    ADDITIONAL DEPOSITS. The Trust Agreement authorizes the sponsor to increase the size of a Trust and the number of Units thereof by the deposit of additional securities, or cash (including a letter of credit) with instructions to purchase additional securities, in such Trust and the issuance of a corresponding number of additional Units. If the sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the cash deposit and the purchase of the securities and because a Trust will pay the associated brokerage fees.

                            PORTFOLIO ADMINISTRATION

    The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unitholder, and for the payment of expenses for which funds may not be available, such of the securities designated by the Supervisor as the Trustee in its sole discretion may deem necessary. The Supervisor, in designating such securities, will consider a variety of factors, including (a) interest rates, (b) market value and (c) marketability.

    The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the securities to issue new securities in exchange or substitution for any security, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such security or (2) in the opinion of the Supervisor the issuer will probably default with respect to such security in the reasonably foreseeable future. Any security so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying securities, the Trustee is required to give notice thereof to each Unitholder, identifying the securities eliminated and the securities substituted therefor. Except as stated herein and under "Trust Administration--Replacement Securities" in the prospectus regarding the substitution of Replacement Securities for Failed Securities, the acquisition by the Trust of any securities other than the securities initially deposited is not permitted.

                               SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trust. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley. The principal office of the Sponsor is located at 1221 Avenue of the Americas, New York, New York 10020. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. As of November 30, 2002, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

                               TRUSTEE INFORMATION

   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of bonds for the portfolios of any of the Trust. In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the certificates issued by the Trust to, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and bonds of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                       TERMINATION OF THE TRUST AGREEMENT

    The Trust may be terminated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust is less than 40% of the original principal amount of securities.

    The Trust will be liquidated by the Trustee in the event that a sufficient number of Units not yet sold are tendered for redemption by the Sponsor so that the net worth of the Trust would be reduced to less than 40% of the initial principal amount of the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser.

    The Trust Agreement provides that the Trust shall terminate upon the maturity, prepayment, sale or other disposition of the last security held in the Trust, but in no event shall it continue beyond the end of the year preceding the fiftieth anniversary of the Trust Agreement. In the event of termination of the Trust, written notice thereof will be sent by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee, such notice specifying the time or times at which the Unitholder may surrender his certificate or certificates for cancellation. Within a reasonable time thereafter the Trustee shall liquidate any securities then held in the Trust and shall deduct from the funds of the Trust any accrued costs, expenses or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The sale of securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount or par amount of bonds represented by the Units held by such Unitholder. The Trustee shall then distribute to each Unitholder his share of the balance of the Interest and Principal Accounts. With such distribution the Unitholders shall be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion shall determine that any amounts held in reserve are no longer necessary, it shall make distribution thereof to Unitholders in the same manner.


                                                                         TISPRO6





                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Taxable Income Series 6, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of December, 2003.

                            Van Kampen Focus Portfolios, Taxable Income Series 6
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                                  Vice President
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on December 24, 2003 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman                                  )

A. Thomas Smith III                 Managing Director                         )

John L. Sullivan                    Managing Director                         )

David M. Swanson                    Managing Director                         )


                                                               /s/ GINA COSTELLO
                                                             -------------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 369 (File No. 333-101485) dated December 3, 2002 and the same are hereby incorporated herein by this reference.